UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

ORINDA FUNDS

Semi-Annual Report
August 31, 2012

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A Shares – OHEAX
Class I Shares – OHEIX

Orinda SkyView Macro Opportunities Fund
Class A Shares – OMOAX
Class I Shares – OMOIX

Table of Contents

Orinda SkyView Multi-Manager Hedged Equity Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	14
Schedule of Options Written	20
Schedule of Open Futures Contracts	20
Orinda SkyView Macro Opportunities Fund
Sector Allocation of Portfolio Assets	21
Schedule of Investments	22
Schedule of Securities Sold Short	28
Schedule of Options Written	30
Schedule of Open Futures Contracts	30
Financial statements
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets
Orinda SkyView Multi-Manager Hedged Equity Fund	36
Orinda SkyView Macro Opportunities Fund	37
Statement of Cash Flows
Orinda SkyView Multi-Manager Hedged Equity Fund	38
Orinda SkyView Macro Opportunities Fund	39
Financial Highlights
Orinda SkyView Multi-Manager Hedged Equity Fund	40
Orinda SkyView Macro Opportunities Fund	42
Notes to the Financial Statements	44
Expense Example	60
Notice to Shareholders	62
Approval of Investment Sub-Advisory Agreement
Orinda SkyView Multi-Manager Hedged Equity Fund	63
Approval of Investment Advisory Agreement
Orinda SkyView Macro Opportunities Fund	65

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9%	Shares	Value

Consumer Discretionary - 11.5%
Acquity Group Ltd. - ADR^†	11,876	$125,529
Advance Auto Parts, Inc.*	7,700	547,624
Arbitron, Inc.*	6,000	211,020
BJ’s Restaurants, Inc.^*	16,015	657,416
Black Diamond, Inc.^*	21,662	209,255
Brinker International, Inc.*	5,259	181,225
Carter’s, Inc.^*	11,770	655,707
Chico’s FAS, Inc.*	52,910	1,002,116
Christopher & Banks Corp.	200,000	492,000
Coinstar, Inc.^*	2,611	133,474
Cooper Tire & Rubber Co.	772	15,432
DIRECTV^*	10,000	520,900
Francesca’s Holdings Corp.^*	12,907	456,004
Johnson Controls, Inc.	8,910	242,441
Jones Group, Inc.*	65,960	835,713
LKQ Corp.^*	23,245	877,266
National CineMedia, Inc.*	69,680	1,010,360
Ruby Tuesday, Inc.^*	49,782	336,526
Rue21, Inc.^*	38,569	1,091,889
Scientific Games Corp.^*	143,430	1,051,342
Shutterfly, Inc.^*	42,172	1,254,617
Target Corp.*	13,500	865,215
Teavana Holdings, Inc.^*	50,189	552,079
Tile Shop Holdings, Inc.^	10,000	125,500
Under Armour, Inc.^*	8,497	494,610
Xueda Education Group - ADR^†*	106,056	309,684
Total Consumer Discretionary		14,254,944

Consumer Staples - 1.4%
Adecoagro SA^†	18,951	191,974
Anheuser-Busch Inbev NV - ADR†*	2,647	222,824
CVS Caremark Corp.*	24,600	1,120,530
The Fresh Market, Inc.^*	2,810	162,193
Total Consumer Staples		1,697,521

Energy - 3.3%
Alon USA Energy, Inc.	10,320	141,178
BP PLC - ADR†*	2,913	122,521

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Energy - 3.3% (Continued)
Core Laboratories NV†*	4,480	$547,411
Dril-Quip, Inc.^*	6,883	482,085
National Oilwell Varco, Inc.	2,312	182,186
Oceaneering International, Inc.	7,233	387,255
Seadrill Ltd.†	4,360	179,719
Western Gas Partners LP	3,851	183,885
Western Refining, Inc.*	5,423	151,681
World Fuel Services Corp.*	44,500	1,655,845
Total Energy		4,033,766
Financials - 7.2%
Affiliated Managers Group, Inc.^*	8,482	997,653
Assured Guaranty Ltd.†	9,056	119,539
Berkshire Hathaway, Inc.^*	5,000	421,700
BNC Bancorp*	6,363	48,359
Broadway Financial Corp.^*~	30,141	32,251
Carolina Bank Holdings, Inc.^*	4,693	35,197
Carrollton Bancorp^*	837	4,432
Colony Bankcorp, Inc.^*	5,391	21,672
ECB Bancorp, Inc.*	5,316	59,805
Farmers Capital Bank Corp.^*	10,315	97,889
Federal Agricultural Mortgage Corp.	5,306	131,377
Financial Engines, Inc.^*	49,510	1,054,563
First Bancorp*	11,362	112,825
First Bancorp - Puerto Rico^†*	33,009	126,094
First Community Bancshares, Inc.*	9,933	147,604
First Defiance Financial Corp.*	8,704	144,835
First Financial Holdings, Inc.*	12,288	157,041
First South Bancorp, Inc.^*	40,019	168,880
First United Corp.^*	135	695
Firstbank Corp.*	4,871	46,615
FirstService Corp.^†*	11,127	300,985
FXCM, Inc.*	11,974	104,892
Greenlight Capital Re Ltd.^†*	21,367	518,791
Hopfed Bancorp, Inc.*	1,672	12,925
Hudson City Bancorp, Inc.*	9,966	71,655
Intervest Bancshares Corp.^*	11,222	41,746

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Financials - 7.2% (Continued)
JPMorgan Chase & Co.*	3,770	$140,018
Lincoln National Corp.*	3,360	78,019
LNB Bancorp, Inc.*	6,371	39,118
Metlife, Inc.*	3,613	123,312
MetroCorp Bancshares, Inc.^*	173	1,829
Nelnet, Inc.*	4,869	116,613
New Hampshire Thrift Bancshares, Inc.*	3,070	39,173
Och-Ziff Capital Management Group*	14,624	115,383
Oriental Financial Group†*	12,230	129,638
Parke Bancorp, Inc.^*	5,814	30,523
Peoples Bancorp of North Carolina*	271	2,518
QCR Holdings, Inc.*	427	5,799
Signature Bank^*	15,133	978,046
Southwest Bancorp, Inc.^*	13,754	152,119
Suffolk Bancorp^*	2,875	43,527
Summit Financial Group, Inc.^*	5,926	23,111
SunTrust Banks, Inc.*	7,618	191,745
The Hartford Financial Services Group, Inc.*	12,533	224,717
Timberland Bancorp, Inc.^*~	35,435	205,877
Torchmark Corp.*	2,838	145,249
Virtus Investment Partners, Inc.^*	12,901	1,104,842
VSB Bancorp, Inc.*	1,946	20,725
Total Financials		8,891,921
Health Care - 8.0%
Abiomed, Inc.^*	49,980	1,116,053
Accuray, Inc.^*	84,349	517,059
Affymetrix, Inc.^*	204,280	778,307
Align Technology, Inc.^*	27,820	944,489
AmerisourceBergen Corp.*	3,201	123,303
AstraZeneca PLC - ADR†*	2,507	117,303
BioMarin Pharmaceutical, Inc.^*	23,329	871,105
Cambrex Corp.^	11,374	138,535
Cardinal Health, Inc.*	2,855	112,915
Celgene Corp.^*	1,898	136,732
Community Health Systems, Inc.^*	5,007	135,389
DepoMed, Inc.^*	46,417	245,546

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Health Care - 8.0% (Continued)
Forest Laboratories, Inc.^*	8,430	$292,437
Gilead Sciences, Inc.^*	3,024	174,455
Hologic, Inc.^*	59,460	1,167,200
IPC The Hospitalist Co.^*	3,911	172,827
Johnson & Johnson*	2,111	142,345
Ligand Pharmaceuticals, Inc.^*	14,089	243,599
Masimo Corp.^*	11,525	254,472
McKesson Corp.*	1,531	133,365
Merck & Co., Inc.*	3,357	144,519
Myrexis, Inc.^*	50,067	125,668
Novartis AG - ADR†*	2,234	131,828
PDL BioPharma, Inc.*	19,814	145,831
PSS World Medical, Inc.^*	16,048	346,476
Thoratec Corp.^*	3,790	128,443
Transcept Pharmaceuticals, Inc.^*	19,236	128,496
UnitedHealth Group, Inc.*	3,296	178,973
Vertex Pharmaceuticals, Inc.^	7,616	406,161
Wellcare Health Plans, Inc.^*	2,095	118,766
Wright Medical Group, Inc.^*	4,815	99,671
Zimmer Holdings, Inc.*	2,021	124,857
Zogenix, Inc.^*	46,417	110,008
Total Health Care		10,007,133
Industrials - 11.9%
Acacia Research Corp.^	7,215	190,043
Acuity Brands, Inc.	1,817	116,579
Aerovironment, Inc.^	11,461	273,459
Air Transport Services Group, Inc.^*	83,080	386,322
American Reprographics Co.^*	86,896	349,322
Argan, Inc.	7,633	127,853
Atlas Air Worldwide Holdings, Inc.^*	10,700	551,050
Blount International, Inc.^	40,000	515,200
Boeing Co.*	1,724	123,094
Brady Corp.*	4,353	122,232
Chicago Bridge & Iron Co. NV†*	3,519	129,570
CSX Corp.*	5,114	114,860
Echo Global Logistics, Inc.^	11,544	204,444

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Enernoc, Inc.^	13,599	$134,222
Equifax, Inc.*	3,314	151,715
ESCO Technologies, Inc.*	10,510	372,369
FreightCar America, Inc.*	5,926	106,194
General Cable Corp.^*	4,145	112,288
Graco, Inc.*	27,721	1,369,417
H & E Equipment Services, Inc.^*	28,209	499,299
HEICO Corp.*	19,063	664,155
Hurco Companies, Inc.^*	366	7,573
Huron Consulting Group, Inc.^*	15,037	485,244
IHS, Inc.^*	5,192	592,096
II-VI, Inc.^*	7,362	136,933
Innerworkings, Inc.^*	72,568	874,444
Kelly Services, Inc.*	10,289	126,966
Landstar System, Inc.*	27,052	1,278,748
Manpower, Inc.*	2,990	110,959
MasTec, Inc.^*	63,350	1,155,504
Northrop Grumman Corp.*	1,857	124,215
Northwest Pipe Co.^*	6,099	153,939
Portfolio Recovery Associates, Inc.^*	1,822	182,838
Raytheon Co.*	2,649	149,721
Republic Airways Holdings, Inc.^*	26,410	117,524
Snap-On, Inc.*	9,000	624,780
Southwest Airlines Co.*	13,371	119,537
Steelcase, Inc.	13,674	132,638
The Middleby Corp.^*	2,814	324,032
TransDigm Group, Inc.^*	3,693	511,924
Trinity Industries, Inc.*	4,917	139,348
URS Corp.*	7,131	259,640
US Airways Group, Inc.^*	9,190	97,965
Waste Connections, Inc.*	14,027	406,082
Total Industrials		14,726,337
Information Technology - 21.4%
Accenture PLC†*	2,364	145,622
Activision Blizzard, Inc.*	13,151	154,656
Alliance Data Systems Corp.^*	8,420	1,159,013

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Information Technology - 21.4% (Continued)
Amdocs Ltd.^†*	4,577	$147,562
ANSYS, Inc.^*	5,916	412,345
Apple, Inc.	1,386	922,023
Arm Holdings PLC - ADR†	19,763	538,344
Arris Group, Inc.^*	78,760	1,073,499
ASML Holding NV - ADR†	4,030	228,783
Autonavi Holdings Ltd. - ADR^†	19,749	246,073
Avago Technologies Ltd.	6,053	221,358
Avid Technology, Inc.^*	14,695	135,341
Bottomline Technologies, Inc.^*	7,203	161,635
Broadridge Financial Solutions, Inc.*	25,240	597,683
Brocade Communications Systems, Inc.^*	213,240	1,236,792
Cardtronics, Inc.^*	34,830	983,947
Cirrus Logic, Inc.^	5,499	229,143
Computer Sciences Corp.*	4,663	150,195
Concur Technologies, Inc.^*	6,772	490,293
FARO Technologies, Inc.^*	12,934	510,246
GLU Mobile, Inc.^	53,326	269,296
Hittite Microwave Corp.^*	14,366	752,347
HollySys Automation Technologies Ltd.^†	32,961	309,833
Informatica Corp.^*	32,700	1,066,020
InterDigital, Inc.*	8,994	303,547
International Rectifier Corp.^*	51,490	896,441
IPG Photonics Corp.^*	2,322	142,780
Kulicke & Soffa Industries, Inc.^	10,634	120,483
LinkedIn Corp.^	1,765	189,385
Liquidity Services, Inc.^*	27,674	1,449,841
Microsoft Corp.*	28,097	865,950
Monster Worldwide, Inc.^*	62,068	432,614
National Instruments Corp.*	6,459	166,384
Newport Corp.^	68,140	846,980
NIC, Inc.*	11,100	160,173
Nuance Communications, Inc.^	9,039	215,580
OmniVision Technologies, Inc.^	6,842	111,183
Oracle Corp.	14,038	444,303
Plantronics, Inc.	28,310	1,009,535
Polycom, Inc.^*	82,270	857,253

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Information Technology - 21.4% (Continued)
Power-One, Inc.^	20,035	$123,015
Qualcomm, Inc.	3,745	230,168
RealPage, Inc.^*	15,098	385,150
Rovi Corp.^*	56,390	865,023
Rudolph Technologies, Inc.^*	12,393	115,751
Sandisk Corp.^	5,119	211,005
ServiceSource International, Inc.^*	22,424	207,646
Skyworks Solutions, Inc.^	7,379	224,764
Solera Holdings, Inc.*	15,498	637,433
Spreadtrum Communications, Inc. - ADR†	9,780	193,253
SPS Commerce, Inc.^	7,470	261,077
Stamps.com, Inc.^	10,323	228,551
STmicroelectronics NV - ADR†	36,660	217,760
Synaptics, Inc.^	7,117	216,499
Taiwan Semiconductor - ADR†	22,730	334,131
The Ultimate Software Group, Inc.^*	5,250	520,747
Vantiv, Inc.^*	9,512	214,591
VeriFone Systems, Inc.^*	17,007	590,823
Volterra Semiconductor Corp.^	10,737	255,863
Wayside Technology Group, Inc.	948	12,078
Western Union Co.*	6,234	109,781
Total Information Technology		26,509,590
Manufacturing - 0.0%
Lydall, Inc.^	3,593	46,098
Total Manufacturing		46,098
Materials - 2.3%
CF Industries Holdings, Inc.	2,271	470,120
Companhia Siderurgica Nacional SA - ADR†*	16,466	79,366
Eldorado Gold Corp.†*	9,729	129,201
Headwaters, Inc.^*	29,911	198,908
Monsanto Co.	5,163	449,749
New Gold, Inc.^†*	29,208	323,040
NovaGold Resources, Inc.^†*	21,399	99,505
Potash Corp. of Saskatchewan - ADR†	6,180	253,813
Royal Gold, Inc.*	1,732	152,451
Rubicon Minerals Corp.^†*	31,329	109,652

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 68.9% (Continued)	Shares	Value
Materials - 2.3% (Continued)
The Mosaic Co.	4,596	$266,154
Yamana Gold, Inc.†*	17,423	298,456
Total Materials		2,830,415
Telecommunication Services - 1.2%
AT&T, Inc.	19,512	714,920
US Cellular Corp.^*	3,022	114,685
Verizon Communications, Inc.	16,468	707,136
Total Telecommunication Services		1,536,741

Utilities - 0.7%
Genie Energy Ltd.*	26,995	191,665
ITC Holdings Corp.*	9,587	690,072
Total Utilities		881,737
TOTAL COMMON STOCKS (Cost $78,500,973)		85,416,203

EXCHANGE-TRADED FUNDS - 4.4%
First Trust Morningstar Dividend Leaders Index Fund	16,803	316,737
Guggenheim S&P 500 Pure Growth ETF	7,754	371,417
iShares DJ Select Dividend Index Fund	6,498	371,491
iShares S&P 500 Growth Index Fund	5,676	434,611
iShares S&P GSCI Commodity-Indexed Trust^	8,932	308,511
PowerShares DB Commodity Index Tracking Fund^	10,530	303,159
PowerShares DB G10 Currency Harvest Fund^	30,206	753,338
PowerShares S&P 500 Low Volatility Portfolio	32,898	913,248
SPDR S&P 500 ETF Trust*	1,920	271,181
Vanguard High Dividend Yield ETF	7,550	373,952
Vanguard U.S. Total Stock Market Shares Index ETF	4,487	324,006
WisdomTree Dividend ex-Financials Fund	6,717	372,390
WisdomTree LargeCap Dividend Fund	5,932	319,260
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,965,252)		5,433,301

WARRANTS - 0.0%
Tile Shop Holdings, Inc.
Expiration November 2015, Exercise Price: $11.50	10,000	19,500
TOTAL WARRANTS (Cost $15,560)		19,500

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

PURCHASED OPTIONS - 1.4%	Contracts	Value
Call Options - 1.2%
Abercrombie and Fitch Co.
Expiration November 2012, Exercise Price: $40.00	400	$66,800
American Eagle Outfitters, Inc.
Expiration October 2012, Exercise Price: $21.00	700	124,250
Expiration January 2013, Exercise Price: $14.50	700	546,000
DIRECTV
Expiration January 2013, Exercise Price: $28.00	200	492,500
Expedia, Inc.
Expiration October 2012, Exercise Price: $40.00	50	58,500
InterDigital, Inc.
Expiration September 2012, Exercise Price: $50.00	13	32
Monster Worldwide, Inc.
Expiration September 2012, Exercise Price: $11.00	21	105
Expiration January 2013, Exercise Price: $15.00	26	130
Expiration January 2013, Exercise Price: $17.50	20	100
Expiration January 2013, Exercise Price: $20.00	26	195
Expiration January 2013, Exercise Price: $25.00	39	195
Expiration January 2013, Exercise Price: $10.00	37	833
S&P 500 Index
Expiration December 2012, Exercise Price: $1,325.00	10	108,100
Teavana Holdings, Inc.
Expiration November 2012, Exercise Price: $15.00	90	2,025
VeriFone Systems, Inc.
Expiration January 2013, Exercise Price: $60.00	16	240
Vertex Pharmaceuticals, Inc.
Expiration January 2014, Exercise Price: $60.00	35	32,725
Expiration January 2014, Exercise Price: $80.00	6	2,370
Total Call Options		1,435,100
Put Options - 0.2%
Angie’s List, Inc.
Expiration February 2013, Exercise Price: $22.50	4	5,400
Blue Nile, Inc.
Expiration November 2012, Exercise Price: $50.00	77	108,185
Expiration February 2013, Exercise Price: $45.00	109	126,440

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

PURCHASED OPTIONS - 1.4% (Continued)	Contracts	Value
Put Options - 0.2% (Continued)
iShares Russell 2000 Index Fund
Expiration November 2012, Exercise Price: $78.00	36	$8,964
Solazyme, Inc.
Expiration December 2012, Exercise Price: $15.00	36	14,040
Expiration March 2013, Exercise Price: $25.00	12	16,380
Tesla Motors, Inc.
Expiration March 2013, Exercise Price: $46.00	12	24,300
Total Put Options		303,709
TOTAL PURCHASED OPTIONS (Cost $1,298,692)		1,738,809

SHORT-TERM INVESTMENTS - 31.9%	Shares
MONEY MARKET FUNDS - 31.9%
Fidelity Institutional Treasury
Only Portfolio - Class I, 0.01%+	39,614,495	39,614,495
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,614,495)		39,614,495
TOTAL INVESTMENTS (Cost $124,394,972) - 106.6%		132,222,308
Liabilities in Excess of Other Assets - (6.6)%		(8,119,117)
TOTAL NET ASSETS - 100.0%		$124,103,191
Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2012.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of August 31, 2012, the value of these investments was $238,128 or 0.19% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0%	Shares	Value
Consumer Discretionary - 5.6%
Ambow Education Holding - ADR†	230,903	$771,216
Blue Nile, Inc.	8,120	303,850
Ctrip.com International, Ltd. - ADR†	2,637	42,535
Digital Generation, Inc.	15,822	176,415
Focus Media Holding - ADR†	6,355	152,838
Ford Motor Co.	16,856	157,435
Francesca’s Holdings Corp.	5,760	203,501
Fred’s, Inc.	44,051	587,200
General Motors Co.	7,203	153,784
Groupon, Inc.	61,131	253,694
Hibbett Sports, Inc.	3,586	208,131
Homeaway, Inc.	13,335	315,506
iRobot Corp.	29,369	739,805
Lululemon Athletica, Inc.	1,918	125,034
Lumber Liquidators Holdings, Inc.	2,270	105,918
Morgans Hotel Group	9,810	50,816
Netflix, Inc.	5,597	334,253
Nutrisystem, Inc.	8,340	85,735
Pandora Media, Inc.	8,164	97,886
PVH Corp.	4,000	375,600
ReachLocal, Inc.	21,542	270,783
Sony Corp. - ADR†	44,955	508,441
Teavana Holdings, Inc.	6,132	67,452
Tesla Motors, Inc.	8,919	254,370
Tripadvisor, Inc.	1,607	53,738
Whirlpool Corp.	3,520	265,619
Williams Sonoma, Inc.	8,090	331,852
Total Consumer Discretionary		6,993,407
Consumer Staples - 1.6%
Adecoagro SA	7,905	80,078
Archer-Daniels-Midland Co.	16,013	428,348
Calavo Growers, Inc.	2,965	78,395
Lifeway Foods, Inc.	8,853	84,546
Medifast, Inc.	16,740	466,879
Post Holdings, Inc.	3,976	118,684
Ralcorp Holdings, Inc.	1,184	84,017

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0% (Continued)	Shares	Value
Consumer Staples - 1.6% (Continued)
Spectrum Brands Holdings, Inc.	2,460	$90,602
Sysco Corp.	2,882	87,325
United Natural Foods, Inc.	6,334	364,078
Usana Health Sciences, Inc.	3,331	151,061
Total Consumer Staples		2,034,013
Energy - 1.5%
Alpha Natural Resources, Inc.	16,677	99,061
Amyris, Inc.	180,376	562,773
Arch Coal, Inc.	15,045	91,925
Cheniere Energy, Inc.	5,219	77,032
Cimarex Energy Co.	1,216	69,567
Consol Energy, Inc.	5,107	154,231
EQT Corp.	1,785	96,319
Gevo, Inc.	8,262	29,247
Gulf Island Fabrication, Inc.	2,507	65,232
Gulfport Energy Corp.	2,398	63,067
Houston American Energy Corp.	7,351	6,616
Kior, Inc.	26,146	200,017
Kodiak Oil & Gas Corp.†	10,518	94,031
Solazyme, Inc.	19,452	233,229
Total Energy		1,842,347
Financials - 1.1%
Capital City Bank Group, Inc.	7,072	63,224
Coresite Realty Corp.	15,790	429,330
M&T Bank Corp.	2,260	196,394
Protective Life Corp.	25,570	722,353
Total Financials		1,411,301
Health Care - 6.3%
Abaxis, Inc.	21,020	787,619
Abiomed, Inc.	37,826	844,655
Acorda Therapeutics, Inc.	26,425	603,811
Ampio Pharmaceuticals, Inc.	9,964	28,696
BioCryst Pharmaceuticals, Inc.	37,310	163,045
Chemed Corp.	4,157	274,487
DexCom, Inc.	9,742	129,569

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0% (Continued)	Shares	Value
Health Care - 6.3% (Continued)
Exact Sciences Corp.	17,561	$174,381
Heartware International, Inc.	1,016	91,003
Insulet Corp.	21,290	446,451
Ironwood Pharmaceuticals, Inc.	10,083	126,340
Omnicell, Inc.	11,880	170,597
OPKO Health, Inc.	50,196	222,870
Photomedex, Inc.	9,526	124,886
Questcor Pharmaceuticals, Inc.	11,718	509,030
Regeneron Pharmaceuticals, Inc.	2,438	360,946
Sirona Dental Systems, Inc.	6,660	353,912
Spectrum Pharmaceuticals, Inc.	4,181	50,005
Synageva Biopharma Corp.	11,010	550,060
United Therapeutics Corp.	14,934	808,228
Valeant Pharmaceuticals International, Inc.†	15,561	797,812
Volcano Corp.	8,488	240,041
Total Health Care		7,858,444
Industrials - 3.4%
Aerovironment, Inc.	3,985	95,082
Asta Funding, Inc.	2,283	21,734
Donaldson Co., Inc.	4,744	167,416
Duff & Phelps Corp.	14,207	188,243
Fushi Copperweld, Inc.	14,040	127,202
Healthcare Services Group, Inc.	15,600	330,252
Meritor, Inc.	20,900	93,423
Pall Corp.	6,776	376,136
Polypore International, Inc.	2,036	66,007
Quad Graphics, Inc.	12,994	238,050
Rand Logistics, Inc.	7,632	54,187
Ritchie Bros. Auctioneers, Inc.†	6,990	130,433
RR Donnelley & Sons Co.	25,129	275,916
Smith (A.O.) Corp.	4,325	236,621
Tennant Co.	7,560	317,142
Thermon Group Holdings, Inc.	21,125	482,918
Watts Water Technologies, Inc.	23,628	865,966
WESCO International, Inc.	2,580	149,072
Total Industrials		4,215,800

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0% (Continued)	Shares	Value
Information Technology - 11.7%
3-D Systems Corp.	1,457	$63,685
Accelrys, Inc.	10,478	80,576
Adtran, Inc.	3,463	70,264
Aixtron SE - ADR†	6,597	96,976
Alcatel-Lucent - ADR†	261,890	295,936
Angie’s List, Inc.	31,666	302,727
Arm Holdings PLC - ADR	13,930	379,453
Asure Software, Inc.	1,328	10,345
Bazaarvoice, Inc.	15,332	227,527
Black Box Corp.	3,051	79,296
Callidus Software, Inc.	17,403	77,791
Carbonite, Inc.	40,390	305,348
Cavium, Inc.	3,232	104,394
Cirrus Logic, Inc.	3,002	125,093
Cognex Corp.	4,955	178,826
Commvault Systems, Inc.	10,858	547,460
Compuware Corp.	17,158	171,580
ComScore, Inc.	4,325	61,069
Concur Technologies, Inc.	1,884	136,402
Constant Contact, Inc.	30,620	598,621
Cymer, Inc.	4,440	251,748
Dell, Inc.	38,643	409,229
DragonWave, Inc.†	122,130	321,202
DTS, Inc.	2,242	50,333
Extreme Networks, Inc.	99,583	354,515
EZchip Semiconductor Ltd.†	1,840	62,210
Facebook, Inc.	29,500	533,360
FARO Technologies, Inc.	2,150	84,818
First Solar, Inc.	22,660	452,974
GLU Mobile, Inc.	12,988	65,589
GSI Group, Inc.†	6,970	62,730
Hittite Microwave Corp.	5,670	296,938
Informatica Corp.	1,303	42,478
IXYS Corp.	6,183	60,161
j2 Global, Inc.	19,509	574,930
Jive Software, Inc.	22,373	337,609
Lexmark International, Inc.	11,430	248,145

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0% (Continued)	Shares	Value
Information Technology - 11.7% (Continued)
LinkedIn Corp.	1,424	$152,795
Market Leader, Inc.	16,430	82,643
Mellanox Technologies Ltd.†	1,079	123,427
Mercury Computer Systems, Inc.	5,570	54,363
Nokia Corp. - ADR†	89,444	252,232
Numerex Corp.	6,495	67,678
NVE Corp.	4,900	275,429
NVIDIA Corp.^	22,606	317,162
Open Text Corp.†	16,120	867,256
PMC-Sierra, Inc.	10,910	63,824
RealD, Inc.	7,148	70,837
Renren, Inc. - ADR^	8,857	33,922
Research In Motion†	90,358	604,495
Saba Software, Inc.	5,104	47,978
Salesforce.com, Inc.	1,852	268,873
SciQuest, Inc.	7,144	120,376
Seagate Technology†	10,330	330,663
Sigma Designs, Inc.	18,745	128,778
Sina Corp.†	1,435	80,504
Solarwinds, Inc.	1,142	62,673
Sourcefire, Inc.	3,300	171,237
Spreadtrum Communications, Inc. - ADR	2,366	46,752
Stratasys, Inc.	951	61,492
Suntech Power Holdings - ADR†	53,233	46,877
Sycamore Networks, Inc.	4,116	60,834
TiVo, Inc.	7,681	69,820
Ultratech, Inc.	5,074	167,341
United Microelectronics - ADR†	141,663	287,576
Universal Display Corp.	3,075	124,138
Viasat, Inc.	1,717	66,448
Virnetx Holding Corp.	2,649	68,901
VistaPrint NV†	8,490	306,234
VMware, Inc.	1,780	158,491
Volterra Semiconductor Corp.	4,648	110,762
Web.com Group, Inc.	19,880	331,002
Yelp, Inc.	10,000	220,000
Youku.com, Inc. - ADR†	4,672	78,443
Total Information Technology		14,504,594

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 32.0% (Continued)	Shares	Value
Materials - 0.2%
Avalon Rare Metals, Inc.†	36,100	$64,619
Martin Marietta Materials	853	65,152
Verso Paper Corp.	25,548	50,330
Total Materials		180,101
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	3,428	67,189
Level 3 Communications, Inc.	2,951	63,594
MagicJack VocalTec Ltd.†	13,820	340,939
Towerstream Corp.	29,234	125,414
Total Telecommunication Services		597,136
Utilities - 0.1%
UIL Holdings Corp.	2,693	94,740
Total Utilities		94,740
TOTAL COMMON STOCKS
(Proceeds $40,683,275)		39,731,883

EXCHANGE-TRADED FUNDS - 3.7%
Direxion Daily Small Cap Bull 3X Shares	4,000	224,800
iShares Barclays 20+ Year Treasury Bond Fund	15,000	1,915,800
iShares Russell 2000 Growth Index Fund	9,731	904,886
iShares Russell 2000 Index Fund	11,145	904,862
SPDR S&P 500 ETF Trust	4,111	580,638
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $4,431,522)		4,530,986
TOTAL SECURITIES SOLD SHORT
(Proceeds $45,114,797) - 35.7%		$44,262,869
Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Contracts	Value
CALL OPTIONS
S&P 500 Index
Expiration: September 2012, Exercise Price: $1,325.00	10	$85,900
Total Call Options		85,900
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: November 2012, Exercise Price: $71.00	36	3,420
Total Put Options		3,420
TOTAL OPTIONS WRITTEN
(Premiums received $56,888)		$89,320

SCHEDULE OF OPEN FUTURES CONTRACTS
at August 31, 2012 (Unaudited)

Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
S&P 500 E-mini Futures	88	$6,182,440	September 2012	$168,274

As of August 31, 2012, initial margin deposits of $308,000 have been pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 52.3%	Shares	Value
Consumer Discretionary - 2.4%
American Axle & Manufacturing Holdings^*	18,325	$204,690
Ford Motor Co.*	13,750	128,425
Liberty Interactive Corp.^*	2,304	42,025
Liberty Ventures^*	115	5,310
Total Consumer Discretionary		380,450
Consumer Staples - 0.3%
Smart Balance, Inc.^*	4,220	48,910
Total Consumer Staples		48,910
Energy - 16.7%
Approach Resources, Inc.^*	4,075	117,116
Basic Energy Services, Inc.^*	4,269	47,386
Chesapeake Energy Corp.*	7,175	138,836
Comstock Resources, Inc.^*	8,975	147,998
CVR Energy, Inc.^*	2,160	64,411
Devon Energy Corp.*	3,775	218,308
Energen Corp.*	731	37,318
Exxon Mobil Corp.*	3,250	283,724
Golar LNG Ltd.†*	1,016	39,746
Halliburton Co.*	3,624	118,722
Heckmann Corp.^*	2,120	5,703
HollyFrontier Corp.*	6,929	279,169
Kinder Morgan, Inc.*	2,347	83,952
PDC Energy, Inc.^*	5,700	158,631
Phillips 66*	1,369	57,498
Pioneer Natural Resources Co.*	1,650	160,644
Rentech, Inc.^*	5,190	11,418
Rex Energy Corp.^*	9,550	118,325
Spectra Energy Corp.*	2,286	64,602
Suncor Energy, Inc.†*	4,275	133,722
Transcanada Corp.†*	928	41,825
Valero Energy Corp.*	1,525	47,672
Weatherford International Ltd.^†*	16,450	193,452
Williams Companies, Inc.*	2,098	67,702
Total Energy		2,637,880

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 52.3% (Continued)	Shares	Value
Financials - 3.9%
Bank Of America Corp.*	5,123	$40,933
BB&T Corp.*	1,321	41,664
Capital One Financial Corp.*	1,038	58,678
Comerica, Inc.*	2,105	64,645
Credit Suisse Group - ADR†*	3,703	71,320
Fifth Third Bancorp*	4,589	69,477
Harris & Harris Group, Inc.^*	3,544	12,971
KeyCorp*	8,003	67,465
Regions Financial Corp.*	9,308	64,784
Synovus Financial Corp.*	22,477	46,752
UBS AG†*	6,045	67,402
Total Financials		606,091
Health Care - 1.7%
Abbott Laboratories*	826	54,136
Eli Lilly & Co.*	1,067	47,919
Merck & Co., Inc.*	2,034	87,563
Pfizer, Inc.*	3,339	79,669
Total Health Care		269,287
Industrials - 6.6%
Chart Industries, Inc.^*	596	41,601
Chicago Bridge & Iron Co. NV†*	1,634	60,164
Danaher Corp.*	4,225	226,333
Dover Corp.*	1,600	92,496
Engility Holdings, Inc.^*	1	6
General Electric Co.*	4,808	99,574
L-3 Communications Holdings*	2,650	186,136
Oshkosh Corp.^*	5,875	148,872
Triumph Group, Inc.*	3,250	193,148
Total Industrials		1,048,330
Information Technology - 2.3%
CVD Equipment Corp.^*	2,285	24,632
FEI Co.*	3,308	177,673
Google, Inc.^*	135	92,487

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 52.3% (Continued)	Shares	Value
Information Technology - 2.3% (Continued)
Seagate Technology†*	2,054	$65,749
Total Information Technology		360,541
Materials - 12.9%
Agnico-Eagle Mines Ltd.†*	1,508	72,867
Agrium, Inc.†*	963	94,740
Anglogold Ashanti - ADR†*	2,571	82,015
AuRico Gold, Inc.^†*	3,622	25,100
Barrick Gold Corp.†*	1,875	72,225
CF Industries Holdings, Inc.*	216	44,714
Claude Resources, Inc.^†*	12,178	8,719
First Majestic Silver Corp.^†*	5,064	99,913
Franco-Nevada Corp.†*	2,114	109,505
Gold Fields Ltd. - ADR†*	6,777	83,493
Gold Resource Corp.*	1,502	28,478
Huntsman Corp.*	7,450	107,131
Kinross Gold Corp.†*	13,365	118,949
Kronos Worldwide, Inc.*	2,787	47,295
MAG Silver Corp.^†*	2,266	23,272
Martin Marietta Materials*	2,975	227,231
Monsanto Co.*	500	43,555
New Gold, Inc.^†*	6,878	76,071
Newmont Mining Corp.*	2,774	140,585
Pan American Silver Corp.†*	3,445	60,632
Royal Gold, Inc.*	866	76,225
Rubicon Minerals Corp.^†*	16,245	56,858
Sealed Air Corp.*	5,500	78,485
Silver Standard Resources^†*	6,841	101,452
Silver Wheaton Corp.†*	2,215	76,639
Yamana Gold, Inc.†*	5,095	87,277
Total Materials		2,043,426
Telecommunication Services - 0.9%
AT&T, Inc.*	2,200	80,608
Verizon Communications, Inc.*	1,318	56,595
Total Telecommunication Services		137,203

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 52.3% (Continued)	Shares	Value
Utilities - 4.6%
AGL Resources, Inc.*	1,420	$56,303
Black Hills Corp.*	1,862	63,680
Centerpoint Energy, Inc.*	3,957	80,683
MDU Resources Group, Inc.*	4,505	97,084
National Fuel Gas Co.*	1,946	97,105
New Jersey Resources Corp.*	1,259	56,416
NiSource, Inc.*	3,200	77,888
Questar Corp.*	3,891	76,847
Sempra Energy*	1,146	75,865
UIL Holdings Corp.*	1,281	45,066
Total Utilities		726,937
TOTAL COMMON STOCKS (Cost $8,198,051)		8,259,055

EXCHANGE-TRADED FUNDS - 19.4%
Currencyshares Swiss Franc^	780	80,465
Greenhaven Continuous Commodity Index Fund^	2,123	64,476
iShares Barclays 1-3 Year Credit	760	80,195
iShares Barclays 7-10 Year	885	96,456
iShares Barclays Aggregate	571	64,163
iShares Barclays Intermediate Credit	578	64,227
iShares Barclays MBS Bond Fund	735	80,137
iShares Floating Rate Note	1,591	79,900
iShares iBoxx Investment Grade Corp. Bond	533	64,402
iShares Silver Trust^	18,476	568,875
Market Vectors Gold Miners*	2,032	97,414
Market Vectors JR Gold Miners*	6,861	148,746
Pimco Total Return ETF	892	96,051
Powershares Emerging Markets Sovereign Debt Portfolio	2,651	80,034
Powershares S&P 500 Buywrite	3,095	64,036
PowerShares S&P 500 Low Volatility	4,039	112,123
Powershares Senior Loan	2,581	63,931
Proshares Short QQQ^	1,915	47,684
Proshares Short Russell 2000^	1,850	47,897
Proshares Short S&P 500^	1,365	47,857
Schwab Short-Term US Treasury	950	48,051
SPDR Barclays Capital Aggregate Bond	812	48,054

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

EXCHANGE-TRADED FUNDS - 19.4% (Continued)	Shares	Value
SPDR Barclays Capital Intermediate Corp. Bond	1,852	$64,264
SPDR Barclays Capital International Treasury Bond	798	48,239
SPDR DB International Government Inflation-Protected Bond	794	48,291
SPDR Gold Trust^	3,885	637,995
Vanguard Extended Duration Treasury	371	48,694
Vanguard Intermediate-Term Corporate	735	64,063
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,011,968)		3,056,720

RIGHTS - 0.0%
Liberty Ventures	8	0
TOTAL RIGHTS (Cost $0)		0

PURCHASED OPTIONS - 0.7%	Contracts
Put Options - 0.7%
S&P 500 Index
Expiration March 2013, Exercise Price: $1,400.00	12	108,348
TOTAL PURCHASED OPTIONS (Cost $109,800)		108,348

SHORT-TERM INVESTMENTS - 40.5%	Shares
MONEY MARKET FUNDS - 40.5%
Fidelity Government Portfolio -
Class I, 0.01%+	6,400,561	6,400,561
TOTAL SHORT-TERM INVESTMENTS (Cost $6,400,561)		6,400,561
TOTAL INVESTMENTS (Cost $17,720,380) - 112.9%		17,824,684
Liabilities in Excess of Other Assets - (12.9)%		(2,035,746)
TOTAL NET ASSETS - 100.0%		$15,788,938

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2012.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 26.1%	Shares	Value
Consumer Discretionary - 2.0%
Borgwarner, Inc.	4,500	$309,510
Total Consumer Discretionary		309,510
Energy - 12.5%
Apache Corp.	1,775	152,206
Baker Hughes, Inc.	4,325	197,220
Carrizo Oil & Gas, Inc.	4,575	115,473
Chesapeake Energy Corp.	7,148	138,314
Chevron Corp.	1,500	168,240
CNOOC Ltd. - ADR†	624	118,186
Continental Resources, Inc.	3,125	231,437
Northern Oil and Gas, Inc.	9,050	147,877
Petrochina Co. Ltd. - ADR†	1,010	121,503
Petroleo Brasileiro SA - ADR†	2,885	60,989
Royal Dutch Shell PLC - ADR†	3,275	229,152
Stone Energy Corp.	4,750	111,767
Valero Energy Corp.	5,875	183,652
Total Energy		1,976,016
Financials - 0.9%
WestPac Banking Corp. - ADR†	1,084	139,641
Total Financials		139,641
Industrials - 7.2%
Caterpillar, Inc.	4,025	343,453
Eaton Corp.	5,425	242,606
General Dynamics Corp.	2,700	176,877
Illinois Tool Works, Inc.	2,025	120,062
Manitowoc Company, Inc.	2,628	33,849
Rockwell Collins, Inc.	3,775	184,484
Terex Corp.	1,612	35,577
Total Industrials		1,136,908
Materials - 3.5%
Dow Chemical Co.	7,505	219,972
Freeport-McMoRan Copper & Gold, Inc.	2,683	96,883
Southern Copper Corp.	2,379	77,413
Teck Resources Ltd.†	1,820	50,414

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 26.1% (Continued)	Shares	Value
Materials - 3.5% (Continued)
Vale SA - ADR†	7,429	$121,613
Total Materials		566,295
TOTAL COMMON STOCKS (Proceeds $4,152,106)		4,128,370

EXCHANGE-TRADED FUNDS - 4.9%
iShares FTSE China 25 Index	8,946	295,844
iShares MSCI Australia Index	15,858	372,187
iShares MSCI Brazil	2,043	107,707
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $784,692)		775,738
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,936,798) - 31.0%		$4,904,108

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
†U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2012 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Contracts	Value
PUT OPTIONS
S&P 500 Index
Expiration: March 2013, Exercise Price: $1,250.00	12	$52,080
Total Put Options		52,080
TOTAL OPTIONS WRITTEN
(Premiums received $52,799)		$52,080

SCHEDULE OF OPEN FUTURES CONTRACTS
at August 31, 2012 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Australian Dollar
Currency Futures	(3)	$(308,550)	September 2012	$4,140
Euro Fx Currency Futures	(8)	(1,250,900)	September 2012	(14,026)
Japanese Yen
Currency Futures	(2)	(317,950)	September 2012	(2,263)
				$(12,149)

As of August 31, 2012, initial margin deposits of $37,500 have been pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF ASSETS AND LIABILITIES
at August 31, 2012 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Assets:
Investments, at value
(cost of $124,394,972, $17,720,380, respectively)	$132,222,308	$17,824,684
Foreign currencies, at value
(cost $0 and $9,073, respectively)	—	8,333
Cash	921,320	—
Deposits at brokers	35,154,441	4,319,006
Receivables:
Securities sold	3,191,652	494,450
Fund shares sold	405,957	500,900
Dividends and interest	41,270	9,591
Variation margin	35,200	—
Advisor	—	605
Prepaid expenses	52,709	36,365
Total assets	172,024,857	23,193,934

Liabilities:
Options written, at value
(proceeds $56,888 and $52,799, respectively)	89,320	52,080
Securities sold short
(proceeds $45,114,797 and $4,936,798, respectively)	44,262,869	4,904,108
Payables:
Variation margin on futures contracts	—	9,305
Due to custodian	—	933,535
Securities purchased	2,640,015	1,371,100
Foreign currencies purchased	—	32,654
Fund shares redeemed	306,160	—
Dividends on short positions	25,938	3,739
Broker interest payable on short positions	150,263	—
Advisory fee	215,835	—
Administration fee	93,268	37,743
Distribution fees	21,677	1,828
Service fees	9,169	1,119
Custody fees	2,485	1,834
Transfer agent fees and expenses	51,663	15,496
Accrued expenses and other payables	53,004	40,455
Total liabilities	47,921,666	7,404,996
Net assets	$124,103,191	$15,788,938

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at August 31, 2012 (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Net assets consist of:
Paid in capital	$123,514,343	$15,688,985
Accumulated net investment income (loss)	(2,519,006)	(25,992)
Accumulated net realized gain (loss) on investments	(5,707,252)	472
Net unrealized appreciation (depreciation) on:
Investments	7,387,219	105,756
Options	440,117	(1,452)
Foreign currency related transactions	—	(91)
Securities sold short	851,928	32,690
Written options contracts	(32,432)	719
Futures contracts	168,274	(12,149)
Net assets	$124,103,191	$15,788,938
Class A:
Net assets applicable to outstanding Class A shares	$33,344,378	$13,095,741
Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	1,362,464	518,372
Net asset value and redemption price per share	$24.47	$25.26
Maximum offering price per share
(net asset value divided by 95.00%)	$25.76	$26.59
Class I:
Net assets applicable to outstanding Class I shares	90,758,813	$2,693,197
Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	3,692,475	106,529
Net asset value, offering price and
redemption price per share	$24.58	$25.28

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2012* (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund*
Investment Income:
Dividends (net of foreign taxes withheld of
$5,292 and $271, respectively)	$480,100	$11,015
Interest	1,907	70
Total investment income	482,007	11,085
Expenses:
Investment advisory fees (Note 5)	1,629,992	25,617
Administration fees (Note 5)	115,864	37,743
Distribution fees (Note 6)
Distribution fees - Class A	48,785	1,962
Distribution fees - Class C	25,249	—
Service fees (Note 7)
Service fees - Class A	25,368	1,177
Service fees - Class C	3,282	—
Service fees - Class I	34,181	329
Transfer agent fees and expenses	66,193	15,496
Federal and state registration fees	24,702	12,889
Audit fees	8,571	6,076
Compliance expense	12,350	8,256
Legal fees	5,042	2,528
Reports to shareholders	13,066	3,130
Trustees’ fees and expenses	3,025	2,022
Custody fees	3,025	1,834
Other	29,793	10,511
Total expenses before dividends and interest on short positions	2,048,488	129,570
Dividends expense on short positions	200,019	4,889
Broker interest expense on short positions	845,046	207
Total expenses before reimbursement from advisor	3,093,553	134,666
Expense reimbursement from advisor (Note 5)	(90,284)	(97,589)
Net expenses	3,003,269	37,077
Net Investment Loss	$(2,521,262)	$(25,992)

* The Orinda SkyView Macro Opportunities Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Period Ended August 31, 2012* (Unaudited)

	Orinda SkyView	Orinda SkyView
	Multi-Manager	Macro
	Hedged Equity	Opportunities
	Fund	Fund*
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on transactions from:
Investments	$(1,044,283)	$3,066
Options	(256,329)	—
Foreign currency related transactions	41	61
Securities sold short	(2,824,749)	(7,996)
Written options contracts	8,792	(704)
Futures contracts	172,029	6,045
Net change in unrealized gain (loss) on:
Investments	(1,856,933)	105,756
Options	413,565	(1,452)
Foreign currency related transactions	—	(91)
Securities sold short	1,784,121	32,690
Written options contracts	(32,432)	719
Futures contracts	140,780	(12,149)
Net realized and unrealized gain (loss) on investments	(3,495,398)	125,945
Net increase (decrease) in net assets
resulting from operations	$(6,016,660)	$99,953

* The Orinda SkyView Macro Opportunities Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Orinda SkyView Multi-Manager Hedged Equity Fund

	Period Ended
	August 31, 2012	Period Ended
	(Unaudited)	February 29, 2012*
Operations:
Net investment loss	$(2,521,262)	$(1,447,040)
Net realized gain (loss) on investments	(3,944,499)	(1,427,936)
Net change in unrealized appreciation on investments	449,101	8,366,005
Net increase (decrease) in net assets
resulting from operations	(6,016,660)	5,491,029

Capital Share Transactions:
Proceeds from shares sold
Class A shares	11,889,409	43,761,889
Class C shares	1,338,030	4,260,505
Class I shares	24,359,883	100,866,436
Cost of shares redeemed
Class A shares	(20,267,914)	(1,524,961)
Class C shares	(5,367,909)	(164,140)
Class I shares	(20,765,929)	(13,772,647)
Redemption fees retained
Class A shares	3,176	3,365
Class C shares	—	72
Class I shares	5,810	3,747
Net increase (decrease) in net assets from
capital share transactions	(8,805,444)	133,434,266
Total increase (decrease) in net assets	(14,822,104)	138,925,295

Net Assets:
Beginning of period	138,925,295	—
End of period	$124,103,191	$138,925,295
Accumulated net investment income (loss)	$(2,519,006)	$2,256
Changes in Shares Outstanding:
Shares sold
Class A shares	478,736	1,776,325
Class C shares	53,665	174,881
Class I shares	967,702	4,124,719
Shares redeemed
Class A shares	(829,965)	(62,632)
Class C shares	(221,844)	(6,702)
Class I shares	(847,373)	(552,573)
Net increase (decrease) in shares outstanding	(399,079)	5,454,018

* The Orinda SkyView Multi-Manager Hedged Equity Fund commenced operations on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Orinda SkyView Macro Opportunities Fund

Period Ended
August 31, 2012*
(Unaudited)
Operations:
Net investment loss	$(25,992)
Net realized gain (loss) on investments	472
Net change in unrealized appreciation on investments	125,473
Net increase in net assets resulting from operations	99,953

Capital Share Transactions:
Proceeds from shares sold
Class A shares	13,046,120
Class I shares	2,671,395
Cost of shares redeemed
Class A shares	(26,818)
Class I shares	(2,000)
Redemption fees retained
Class A shares	268
Class I shares	20
Net increase (decrease) in net assets from
capital share transactions	15,688,985
Total increase in net assets	15,788,938

Net Assets:
Beginning of period	—
End of period	$15,788,938
Accumulated net investment income (loss)	$(25,992)
Changes in Shares Outstanding:
Shares sold
Class A shares	519,449
Class I shares	106,609
Shares redeemed
Class A shares	(1,077)
Class I shares	(80)
Net increase in shares outstanding	624,901

* The Orinda SkyView Macro Opportunities Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(6,016,660)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(60,013,177)
Proceeds for dispositions of investment securities	81,522,802
Purchase of short term investments, net	(4,066,044)
Decrease in deposits at broker	3,982,425
Decrease in dividends and interest receivable	27,639
Decrease in receivable for securities sold	1,339,575
Decrease in variation margin receivable	(7,706)
Increase in prepaid expenses and other assets	(10,735)
Increase in options written	89,320
Decrease in proceeds on securities sold short	(4,465,005)
Decrease in due to custodian	(164,325)
Decrease in payable for securities purchased	(6,688,369)
Increase in payable for dividends on short positions	8,192
Increase in payable for broker interest on short positions	150,263
Decrease in accrued management fees	(3,491)
Increase in accrued administration fees	22,589
Increase in distribution and service fees	2,454
Increase in custody fees	1,657
Increase in transfer agent expenses	9,790
Increase in other accrued expenses	7,685
Unrealized appreciation on securities	1,443,368
Net realized loss on investments	1,300,612
Net cash provided by operating activities	8,472,859

Cash flows from financing activities:
Proceeds from shares sold	38,699,509
Payment on shares redeemed	(46,251,048)
Net cash used in financing activities	(7,551,539)
Net increase in cash	921,320

Cash:
Beginning balance	—
Ending balance	$921,320
Supplemental information:
Cash paid for interest	$694,783

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2012* (Unaudited)

Orinda SkyView Macro Opportunities Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net increase in net assets from operations	$99,953
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(12,005,449)
Proceeds for dispositions of investment securities	688,697
Purchase of short term investments, net	(6,400,561)
Increase in foreign currencies	(8,333)
Increase in deposits at broker	(4,319,006)
Increase in dividends and interest receivable	(9,591)
Increase in receivable for securities sold	(494,450)
Increase in due from advisor	(605)
Increase in prepaid expenses and other assets	(36,366)
Increase in options written	52,080
Increase in foreign currency payable	32,654
Increase in variation margin payable	9,305
Increase in proceeds on securities sold short	4,904,108
Increase in due to custodian	933,535
Increase in payable for securities purchased	1,371,100
Increase in payable for dividends on short positions	3,739
Increase in accrued administration fees	37,743
Increase in distribution and service fees	2,947
Increase in custody fees	1,834
Increase in transfer agent expenses	15,496
Increase in other accrued expenses	40,455
Unrealized appreciation on securities	(104,304)
Net realized loss on investments	(3,066)
Net cash used in operating activities	(15,188,085)

Cash flows from financing activities:
Proceeds from shares sold	15,216,615
Payment on shares redeemed	(28,530)
Net cash provided by financing activities	15,188,085
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—
Supplemental information:
Cash paid for interest	$207

* The Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class A
	For the Six Months		March 31, 2011
	Ended August 31, 2012		through
	(Unaudited)		February 29, 2012*
Net Asset Value – Beginning of Period	$25.43		$25.00
Income from Investment Operations:
Net investment income (loss)	(0.59)		(0.21)
Net realized and unrealized gain (loss) on investments	(0.37)		0.64
Total from investment operations	(0.96)		0.43
Less Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	—		—
Total distributions	—		—
Net Asset Value – End of Period	$24.47		$25.43
Total Return	(3.83	)%+	1.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$33,344		$43,583
Ratio of operating expenses to average net assets:
Before Reimbursements	4.51	%^	4.41	%^
After Reimbursements	4.39	%^	3.90	%^
Ratio of interest expense and dividends on short positions
to average net assets	1.44	%^	0.95	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	3.07	%^	3.46	%^
After Reimbursements	2.95	%^	2.95	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(3.82	)%^	(3.71	)%^
After Reimbursements	(3.70	)%^	(3.20	)%^
Portfolio turnover rate	55	%+	87	%+

*	Commencement of operations for Class A shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class I
	For the Six Months		March 31, 2011
	Ended August 31, 2012		through
	(Unaudited)		February 29, 2012*
Net Asset Value – Beginning of Period	$25.50		$25.00
Income from Investment Operations:
Net investment income (loss)	(0.46)		(0.28)
Net realized and unrealized gain (loss) on investments	(0.46)		0.78
Total from investment operations	(0.92)		0.50
Less Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	—		—
Total distributions	—		—
Net Asset Value – End of Period	$24.58		$25.50
Total Return	(3.68	)%+	2.00	%+
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$90,759		$91,096
Ratio of operating expenses to average net assets:
Before Reimbursements	4.26	%^	4.20	%^
After Reimbursements	4.13	%^	3.60	%^
Ratio of interest expense and dividends on short positions
to average net assets	1.49	%^	0.96	%^
Ratio of operating expenses excluding interest expenses and
dividend payments on short positions to average net assets:
Before Reimbursements	2.77	%^	3.24	%^
After Reimbursements	2.64	%^	2.64	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(3.58	)%^	(3.52	)%^
After Reimbursements	(3.45	)%^	(2.92	)%^
Portfolio turnover rate	55	%+	87	%+

*	Commencement of operations for Class I shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout the period

Class A
	April 30, 2012
	through
	August 31, 2012*
	(Unaudited)
Net Asset Value – Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investments	0.30
Total from investment operations	0.26
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$25.26
Total Return	1.04	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,096
Ratio of operating expenses to average net assets:
Before Reimbursements	9.88	%^
After Reimbursements	3.39	%^
Ratio of interest expense and dividends on short positions to average net assets	0.43	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets
Before Reimbursements	9.45	%^
After Reimbursements	2.96	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(8.81	)%^
After Reimbursements	(2.32	)%^
Portfolio turnover rate	25	%+

*	Commencement of operations for Class A shares was April 30, 2012.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout the period

Class I
	April 30, 2012
	through
	August 31, 2012*
	(Unaudited)
Net Asset Value – Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.07)
Net realized and unrealized gain (loss) on investments	0.35
Total from investment operations	0.28
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$25.28
Total Return	1.12	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,693
Ratio of operating expenses to average net assets:
Before Reimbursements	17.37	%^
After Reimbursements	3.17	%^
Ratio of interest expense and dividends on short positions to average net assets	0.51	%^
Ratio of operating expenses excluding interest expenses and
dividend payments on short positions to average net assets
Before Reimbursements	16.86	%^
After Reimbursements	2.66	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(16.56	)%^
After Reimbursements	(2.36	)%^
Portfolio turnover rate	25	%+

*	Commencement of operations for Class I shares was April 30, 2012.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity” Fund) and the Orinda SkyView Macro Opportunities Fund (the “Macro Opportunities” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which are registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as open-end management investment companies.  The investment objective of the Hedged Equity Fund is long-term capital appreciation, and in pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.  The Hedged Equity Fund commenced operations on March 31, 2011 and during the period March 31, 2011 through August 31, 2012, offered Class A, Class C and Class I shares.  On August 31, 2012, Class C shares were closed and existing shares were converted to Class A shares pursuant to an action approved by the Board of Trustees.  The investment objective of the Macro Opportunities Fund is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.  In pursuing its objective, the Macro Opportunities Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.  The Macro Opportunities Fund commenced operations on April 30, 2012 and offers Class A and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Hedged Equity Fund and Macro Opportunities Fund each charge a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Futures Contracts and Options on Futures Contracts:  The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Funds use futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds.  Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Funds since

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

H.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

I.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

J.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

K.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

L.
New Accounting Pronouncement:  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund’s securities as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,254,944	$—	$—	$14,254,944
Consumer Staples	1,697,521	—	—	1,697,521
Energy	4,033,766	—	—	4,033,766
Financials	8,891,921	—	—	8,891,921
Health Care	10,007,133	—	—	10,007,133
Industrials	14,726,337	—	—	14,726,337
Information Technology	26,509,590	—	—	26,509,590
Manufacturing	46,098	—	—	46,098
Materials	2,830,415	—	—	2,830,415
Telecommunications Services	1,536,741	—	—	1,536,741
Utilities	881,737	—	—	881,737
Total Common Stock	85,416,203	—	—	85,416,203
Exchange-Traded Funds	5,433,301	—	—	5,433,301
Warrants	19,500	—	—	19,500
Purchased Options
Call Options	1,435,100	—	—	1,435,100
Put Options	303,709	—	—	303,709
Total Purchased Options	1,738,809	—	—	1,738,809
Short-Term Investments	39,614,495	—	—	39,614,495
Total Investments in Securities	$132,222,308	$—	$—	$132,222,308
Securities Sold Short	$44,262,869	$—	$—	$44,262,869
Written Options
Call Options	$85,900	$—	$—	$85,900
Put Options	3,420	—	—	3,420
Total Written Options	89,320	—	—	89,320
Other Financial Instruments*
Long Futures Contracts	$168,274	$—	$—	$168,274

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund’s securities as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$380,450	$—	$—	$380,450
Consumer Staples	48,910	—	—	48,910
Energy	2,637,880	—	—	2,637,880
Financials	606,091	—	—	606,091
Health Care	269,287	—	—	269,287
Industrials	1,048,330	—	—	1,048,330
Information Technology	360,541	—	—	360,541
Materials	2,043,426	—	—	2,043,426
Telecommunications Services	137,203	—	—	137,203
Utilities	726,937	—	—	726,937
Total Common Stock	8,259,055	—	—	8,259,055
Exchange-Traded Funds	3,056,720	—	—	3,056,720
Rights	—	—	—	—
Purchased Options
Put Options	108,348	—	—	108,348
Total Purchased Options	108,348	—	—	108,348
Short-Term Investments	6,400,561	—	—	6,400,561
Total Investments in Securities	$17,824,684	$—	$—	$17,824,684
Total Securities Sold Short	$4,904,108	$—	$—	$4,904,108
Written Options
Put Options	$52,080	$—	$—	$52,080
Total Written Options	52,080	—	—	52,080
Other Financial Instruments*
Short Futures Contracts	$(12,149)	$—	$—	$(12,149)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2012, the Funds recognized no transfers between levels.  There were no level 3 securities held in the Funds on August 31, 2012.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended August 31, 2012 for the Hedged Equity Fund were $1,236,857 and $39,960, respectively.  The average monthly notional amount of long futures contracts during the period ended August 31, 2012 was $5,886,759.

The average monthly market values of purchased and written options during the period ended August 31, 2012 for the Macro Opportunities Fund were $18,058 and $8,680, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended August 31, 2012 were $1,233,747 and $514,344, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund

Transactions in written options contracts for the period ended August 31, 2012, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(136)	(65,680)
Options closed	—	—
Options expired	90	8,792
Options exercised	—	—
Outstanding at August 31, 2012	(46)	$(56,888)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

As of August 31, 2012, the Hedged Equity Fund held 88 S&P 500 E-mini futures contracts for delivery in September 2012.  The Fund has recorded an unrealized gain of $168,274 as of August 31, 2012 related to these contracts.

Orinda SkyView Macro Opportunities Fund

Transactions in written options contracts for the period ended August 31, 2012, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(13)	(57,647)
Options closed	1	4,848
Options expired	—	—
Options exercised	—	—
Outstanding at August 31, 2012	(12)	$(52,799)

As of August 31, 2012, the Macro Opportunities Fund held 3 Australian Dollar, 8 Euro Fx, and 2 Japanese Yen short currency futures contracts for delivery in September 2012.  The Fund has recorded an unrealized loss of $12,149 as of August 31, 2012 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Hedged Equity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not
accounted for as
hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options
Options	at fair value	$1,738,809	written, at value	$89,320
	Net Assets –
	unrealized
	appreciation
Equity Contracts –	on futures
Futures*	contracts	168,274	N/A	—
Total		$1,907,083		$89,320

*	Includes cumulative appreciation of futures contracts as reported in Schedule of Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(256,329)	$8,792	$172,029	$(75,508)
Total	$(256,329)	$8,792	$172,029	$(75,508)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$413,565	$(32,432)	$140,780	$521,913
Total	$413,565	$(32,432)	$140,780	$521,913

The locations on the Statement of Assets and Liabilities of the Macro Opportunity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options
Options	at fair value	$108,348	written, at value	$52,080
	Net Assets –
	unrealized
	depreciation
Equity Contracts –	on futures
Futures*	contracts	(12,149)	N/A	—
Total		$96,199		$52,080

*	Includes cumulative appreciation of futures contracts as reported in Schedule of Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$ —	$(704)	$6,045	$5,341
Total	$ —	$(704)	$6,045	$5,341

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(1,452)	$719	$(12,149)	$(12,882)
Total	$(1,452)	$719	$(12,149)	$(12,882)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2012, Orinda Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 2.30% based upon the average daily net assets of the Funds.  For the period ended August 31, 2012, the Hedged Equity Fund and the Macro Opportunities Fund incurred $1,629,992 and $25,617 in advisory fees, respectively.  Advisory fees payable at August 31, 2012 for the Hedged Equity Fund and the Macro Opportunities Fund were $215,835 and $0, respectively.  The Advisor has delegated the day to day management of the Funds to various Sub-Advisors.  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	2.95%
Class I	2.64%
Orinda SkyView Macro Opportunities Fund
Class A	2.96%
Class I	2.66%

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended August 31, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $90,284 and $97,589 for the Hedged Equity and the Macro Opportunities Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2015	2016	Total
Hedged Equity Fund	$262,320	$90,284	$352,604
Macro Opportunities Fund	$97,589	—	$97,589

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended August 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$115,864
Custody	$3,025
Transfer agency(a)	$58,418
Chief Compliance Officer	$12,350
(a) Does not include out-of-pocket expenses.

Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$37,743
Custody	$1,834
Transfer agency(a)	$13,480
Chief Compliance Officer	$8,256
(a) Does not include out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

At August 31, 2012, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$93,268
Custody	$2,485
Transfer agency(a)	$46,244
Chief Compliance Officer	$10,460
(a) Does not include out-of-pocket expenses.

Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$37,743
Custody	$1,834
Transfer agency(a)	$13,480
Chief Compliance Officer	$8,256
(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares and up to 1.00% for the Hedged Equity Fund’s former Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2012, the Hedged Equity and Macro Opportunities Funds incurred distribution expenses on their Class A shares of $48,785 and $1,962, respectively.  For the period ended August 31, 2012, the Hedged Equity Fund incurred distribution expenses of $25,249 on their Class C shares.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

services, the Hedged Equity Fund may pay servicing fees at an annual rate of 0.13% of the average daily net assets of the Class A and Class C shares and 0.07% of the average daily net assets of the Class I shares and the Macro Opportunities Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended August 31, 2012, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	$28,650
Class C*	$3,282
Class I	$34,181
* Class C shares closed and converted to Class A shares on August 31, 2012 pursuant to an action approved by the Board of Trustees.

Orinda SkyView Macro Opportunities Fund
Class A	$1,177
Class I	$329

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended August 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Hedged Equity Fund	$58,710,918	$81,046,112
Macro Opportunities Fund	$11,895,649	$688,696

There were no purchases or sales of long-term U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2012 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2012, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$144,083,664
Gross unrealized appreciation	10,666,955
Gross unrealized depreciation	(2,340,765)
Net unrealized appreciation	8,326,190
Undistributed ordinary income	—
Undistributed long-term capital gain	43,934
Total distributable earnings	43,934
Other accumulated gains/(losses)	(1,764,616)
Total accumulated earnings/(losses)	$6,605,508

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income and outstanding constructive sales.

NOTE 10 – SIGNIFICANT OWNERSHIP CONCENTRATION

At August 31, 2012, the Hedged Equity Fund invested 31.9% of its total net assets in the Fidelity Institutional Treasury Only Portfolio – Class I.  The Fidelity Institutional Treasury Only Portfolio – Class I seeks to invest in securities whose interest is exempt from state and local income taxes.  The Fidelity Institutional Treasury Only Portfolio – Class I will normally invest at least 80% of the Fund’s assets in U.S. Treasury securities.

At August 31, 2012, the Macro Opportunities Fund invested 40.5% of its total net assets in the Fidelity Government Portfolio – Class I.  The Fidelity Institutional Money Market – Class I seeks to obtain the highest level of current income possible given the constraints of maintaining principal and liquidity.

EXPENSE EXAMPLE
August 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2012 to August 31, 2012.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2012 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/12	8/31/12	3/1/12 – 8/31/12
Actual(2)
Class A	$1,000.00	$961.70	$22.05
Class I	$1,000.00	$963.20	$20.68
Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,002.72	$22.51
Class I	$1,000.00	$1,004.13	$21.12
(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 4.46% and 4.18%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $14.59 and $13.06 for Class A and Class I, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95 and $13.39 for Class A and Class I, respectively.

Orinda SkyView Macro Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/30/12	8/31/12	4/30/12 – 8/31/12
Actual(2)
Class A	$1,000.00	$1,010.40	$11.52
Class I	$1,000.00	$1,011.20	$10.74
Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,005.39	$11.49
Class I	$1,000.00	$1,006.17	$10.72
(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.40% and  3.17%, respectively, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period).

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $10.03 and $9.01 for Class A and Class I, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.01 and $9.00 for Class A and Class I, respectively.

NOTICE TO SHAREHOLDERS
at August 31, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-467-4632.

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-467-4632 or by visiting the Fund’s website at www.orindafunds.com.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

At a meeting held on June 10-12, 2012, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved an initial Sub-advisory Agreement for the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the sub-advisor and the services expected to be provided by the sub-advisor to the Fund under the Sub-advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Sub-advisory Agreement:

The Board noted that Orinda Asset Management, LLC (“Orinda”), investment adviser to the Fund, had selected Connective Capital Management, LLC (“CCM”) to serve as sub-advisor to the Fund, requiring approval by the Board of the Sub-advisory Agreement.  The Board noted that the terms and conditions of the proposed Sub-advisory Agreement with CCM are generally similar in all material respects to the terms and conditions of the other sub-advisory agreements with the Fund’s other sub-advisors, except for the sub-advisory agreement with SkyView Investment Advisors, LLC, which serves in a unique capacity as “lead sub-advisor”.  The Board noted further that the fees payable to CCM under its Sub-advisory Agreement do not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders or in an increase in the fee levels retained by Orinda after payment of the sub-advisory fees to the sub-advisors.

The Board then considered the overall fairness of the Sub-advisory Agreement and whether the agreement was in the best interest of the Fund.  The Board further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-advisor to the Fund; (2) the investment  performance of the Fund and its sub-advisor; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-advisor’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by the Advisor, the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisor were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that CCM’s fees would be paid entirely by the Advisor so that no additional expenses would be borne by shareholders for the engagement of CCM.  The

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services.  The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor.  Based on these considerations, the Board was satisfied, with respect to CCM and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.

In considering the Sub-advisory Agreement, no single factor was determinative of the Board’s decision to approve the Sub-advisory Agreement; rather, the Board based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangement with CCM, including sub-advisory fees, were fair and reasonable to the Fund.  The Board therefore determined that the approval of the Sub-advisory Agreement was in the best interests of the Fund and its shareholders.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

Orinda SkyView Macro Opportunities Fund

At a meeting held on March 14-16, 2012, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement and Sub-Advisory Agreements for the Orinda SkyView Macro Opportunities Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, the Sub-Advisors, and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement and by the Sub-Advisors under the Sub-Advisory Agreements.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement and Sub-Advisory Agreements:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisors under the Advisory Agreement and Sub-Advisory Agreements.  The Board considered the Advisor’s and the Sub-Advisors’ specific responsibilities in all aspects of day-to-day management of the Fund.  In this regard, the Board considered the specific roles and responsibilities of the Advisor in providing overall management and oversight for the Fund and ultimate responsibility for the selection of Sub-Advisors and in assuring that the Sub-Advisors appropriately implement the investment mandate of the Fund.  The Board considered the specific role of the Lead Sub-Advisor, both in monitoring the performance of other Sub-Advisors and making recommendations to the Advisor regarding new Sub-Advisors and in also managing directly a portion of the Fund’s portfolio.

The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and Sub-Advisors that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor and Sub-Advisors, including information regarding each compliance program, chief compliance officer and the Advisor’s and the Sub-Advisors’ compliance records and business continuity plans.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages one other active mutual fund which is a separate series of Advisors Series Trust.  After discussion, the Board concluded that the Advisor and Sub-Advisors have the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and Sub-Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and Sub-Advisors and the structure and level of the Advisor’s fees under the

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Orinda SkyView Macro Opportunities Fund

Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  In reviewing sub-advisory fees, the Board was mindful that the sub-advisory fees were paid by Orinda out of its advisory fee and not directly by the Fund and that the fee rates were the result of arms-length negotiation between Orinda and each Sub-Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 2.96% for Class A shares and 2.66% for Class I shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses were above the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board took into consideration the sub-advised multi-manager approach and the Fund’s use of alternative investment strategies.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

The Board then considered the profits expected to be realized by the Advisor and Sub-Advisors from each party’s relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees on Class A shares of the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had sufficient resources to support the services it provides to the Fund.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Orinda SkyView Macro Opportunities Fund

No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangements with each Sub-Advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, President

Date 11/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, President

Date 11/6/12

By (Signature and Title)* /s/Cheryl L. King
 Cheryl L. King, Treasurer

Date 11/6/12

* Print the name and title of each signing officer under his or her signature